UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (98.44%)
CONSUMER DISCRETIONARY – (4.95%)
Automobiles & Components – (3.47%)
Harley-Davidson, Inc.	1,027,960	$35,289,867
Retailing – (1.48%)
Bed Bath & Beyond Inc. *	262,500	15,043,875
	Total Consumer Discretionary	50,333,742
CONSUMER STAPLES – (19.95%)
Food & Staples Retailing – (18.34%)
Brazil Pharma S.A., 144A (Brazil)*(a)	810,000	6,031,113
Costco Wholesale Corp.	1,495,591	122,788,021
CVS Caremark Corp.	1,715,900	57,619,922
		186,439,056
Food, Beverage & Tobacco – (0.79%)
Diageo PLC (United Kingdom)	422,584	8,057,246
Household & Personal Products – (0.82%)
Procter & Gamble Co.	131,075	8,281,318
	Total Consumer Staples	202,777,620
ENERGY – (6.96%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	70,794,588
	Total Energy	70,794,588
FINANCIALS – (50.74%)
Banks – (1.60%)
Commercial Banks – (1.60%)
SKBHC Holdings LLC *(b)	1,557	4,824,753
Wells Fargo & Co.	473,300	11,415,996
		16,240,749
Diversified Financials – (31.04%)
Capital Markets – (7.87%)
Ameriprise Financial, Inc.	367,469	14,463,580
Bank of New York Mellon Corp.	2,585,889	48,071,677
Goldman Sachs Group, Inc.	73,100	6,911,605
Julius Baer Group Ltd. (Switzerland)	316,400	10,573,504
		80,020,366
Consumer Finance – (10.51%)
American Express Co. (c)	2,379,433	106,836,541
Diversified Financial Services – (12.66%)
Cielo S.A. (Brazil)	199,971	4,456,208
Oaktree Capital Group LLC, Class A, 144A (a)	2,232,700	100,471,500
RHJ International (Belgium)*(d)	4,600,595	23,782,701
		128,710,409
		315,567,316
Insurance – (18.10%)
Multi-line Insurance – (5.97%)
Loews Corp. (c)	1,756,800	60,697,440
Property & Casualty Insurance – (7.66%)
Berkshire Hathaway Inc., Class A *	729	77,857,200
Reinsurance – (4.47%)
Transatlantic Holdings, Inc.	937,800	45,502,056
		184,056,696
	Total Financials	515,864,761

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (4.47%)
Pharmaceuticals, Biotechnology & Life Sciences – (4.47%)
Merck & Co., Inc.	1,063,900	$34,800,169
Roche Holding AG - Genusschein (Switzerland)	66,000	10,659,794
		45,459,963
Total Health Care		45,459,963
INDUSTRIALS – (6.58%)
Commercial & Professional Services – (6.58%)
Iron Mountain Inc.	2,113,800	66,838,356
Total Industrials		66,838,356
INFORMATION TECHNOLOGY – (4.79%)
Semiconductors & Semiconductor Equipment – (1.86%)
Texas Instruments Inc.	711,300	18,956,145
Software & Services – (1.48%)
Microsoft Corp.	603,229	15,014,370
Technology Hardware & Equipment – (1.45%)
Hewlett-Packard Co.	657,800	14,767,610
Total Information Technology		48,738,125
	TOTAL COMMON STOCK – (Identified cost $942,437,808)	1,000,807,155
SHORT-TERM INVESTMENTS – (1.45%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $8,158,054 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $8,321,160)	$8,158,000	8,158,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $6,613,028 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $6,745,260)	6,613,000	6,613,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,771,000)	14,771,000
Total Investments – (99.89%) – (Identified cost $957,208,808) – (e)		1,015,578,155
Other Assets Less Liabilities – (0.11%)		1,113,761
Net Assets – (100.00%)		$1,016,691,916

*	Non-Income producing security.
(a)	These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $106,502,613 or 10.48% of the Fund's net assets as of September 30, 2011.
(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $4,824,753 or 0.47% of the Fund’s net assets as of September 30, 2011.

(c)
A portion of these securities is pledged to cover unfunded capital commitments at September 30, 2011.  Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.  Unfunded capital commitments are recorded when capital calls are requested.  As of September 30, 2011, unfunded capital commitments amounted to $9,115,621.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2011 (Unaudited)

(d)	Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2011, amounts to $23,782,701. Transactions during the period in which the issuers were affiliates are as follows:
	Security	Shares December 31, 2010	Gross Additions	Gross Reductions	Shares September 30, 2011	Dividend Income
	RHJ International	4,844,297	−	243,702	4,600,595	$ −

(e)	Aggregate cost for federal income tax purposes is $967,525,049. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation					$189,853,439
	Unrealized depreciation					(141,800,333)
		Net unrealized appreciation				$48,053,106

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2011 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$50,333,742	$–	$–	$50,333,742
Consumer staples	194,720,374	8,057,246	–	202,777,620
Energy	70,794,588	–	–	70,794,588
Financials	376,212,303	134,827,705	4,824,753	515,864,761
Health care	34,800,169	10,659,794	–	45,459,963
Industrials	66,838,356	–	–	66,838,356
Information technology	48,738,125	–	–	48,738,125
Short-term securities	–	14,771,000	–	14,771,000
Total Investments	$842,437,657	$168,315,745	$4,824,753	$1,015,578,155

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2011:

Investment Securities:
Beginning balance	$3,519,890
Increase in unrealized depreciation	(1,064,296)
Net purchase (sales)	2,369,159
Ending balance	$4,824,753

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2011	$(1,064,296)

The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2011